Interest in Other Entities (Details) - Schedule of statement of financial position - Automax Ltd. (formerly known as Matomy Ltd.) [Member] $ in Thousands	Dec. 31, 2020 USD ($) [1]
Interest in Other Entities (Details) - Schedule of statement of financial position [Line Items]
Current assets	$ 7,641
Current liabilities	3,191
Non-current liabilities	59
Net assets	$ 4,391

[1]	translated at the closing rate at the date of the statement of financial position